Consolidated Statement Of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2008	$ 43,936	$ 28,697,510	$ (12,159,833)		$ (24,928,292)		$ (8,346,679)
Beginning Balance, shares at Dec. 31, 2008	4,393,428
Shares issued for services, Shares	1,006,722
Shares issued for services, Amount	10,067	489,465					499,532
Shares issued for financing, Shares	3,253,240
Shares issued for financing, Amount	32,532	1,217,468					1,250,000
Share-based compensation, Shares	45,500
Share-based compensation, Amount	455	2,929,643					2,930,098
Issuance of Common Stock for debt conversion, Shares	40,257,998
Issuance of Common Stock for debt conversion, Amount	402,580	10,408,983					10,811,563
Warrants exercised, Shares	327,130
Warrants exercised, Amount	3,271	267,191					270,462
Shares issued for liquidated damages, Shares	533,333
Shares issued for liquidated damages, Amount	5,333	961,947					967,280
Treasury shares, Shares	(340,000)
Treasury shares, Amount	(3,400)	(11,556,600)	11,560,000				0
Reclassification of derivative liability		1,347,487					1,347,487
Other comprehensive income (loss), net of income tax provision (benefit):
Net loss					(9,769,139)		(9,769,139)
Ending Balance, Amount	494,774	34,763,094	(599,833)		(34,697,431)		(39,396)
Ending Balance, shares at Dec. 31, 2009	49,477,351
Beginning Balance, amount at Dec. 31, 2009							(39,396)
Shares issued for services, Shares	807,366
Shares issued for services, Amount	8,074	630,090					638,164
Shares issued for cash, Shares	907,968
Shares issued for cash, Amount	9,080	440,920					450,000
Share-based compensation, Shares	41,316
Share-based compensation, Amount	413	2,221,844					2,222,257
Issuance of Common Stock for debt conversion, Shares	10,258,328
Issuance of Common Stock for debt conversion, Amount	102,583	3,600,479					3,703,062
Warrants exercised, Shares	427,720
Warrants exercised, Amount	4,277	(4,277)					0
Options exercised, Shares	807,672
Options exercised, Amount	8,077	(8,077)					0
Shares issued for security position, Shares	111,111
Shares issued for security position, Amount	1,111	45,556					46,667
Reclassification of derivative liability		1,202,820					1,202,820
Acquisition of Biocordcell						974,999	974,999
Other comprehensive income (loss), net of income tax provision (benefit):
Foreign currency translation				(551)			(551)
Total comprehensive income (loss)							(8,452,280)
Net loss					(8,092,505)	(359,224)	(8,451,729)
Ending Balance, Amount	$ 628,389	$ 42,892,449	$ (599,833)	$ (551)	$ (42,789,936)	$ 615,775	$ 646,293
Ending Balance, shares at Dec. 31, 2010	62,838,832